OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Liabilities for shares to be issued		$ 1,224,970
Other		457
Total other liabilities		$ 1,225,427